Leases (Details 1) - ARS ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
No later than 1 year [Member] | Rental Properties [Member]
Statement [Line Items]
Future minimum proceeds generated from non-cancellable operating leases	$ 55,954	$ 71,766	$ 78,519
Later Than 1 Year And Not Later Than 5 Years [Member] | Rental Properties [Member]
Statement [Line Items]
Future minimum proceeds generated from non-cancellable operating leases	45,739	68,218	61,125
More Than Five 5 [Member] | Rental Properties [Member]
Statement [Line Items]
Future minimum proceeds generated from non-cancellable operating leases	677	781	386
Shopping Malls, Offices And Other Buildings [Member]
Statement [Line Items]
Future minimum proceeds generated from non-cancellable operating leases	$ 102,370	$ 140,765	$ 140,030